SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shipping and handling costs
Cost of revenues	$ 2,969,430	$ 2,752,795	$ 2,435,890
Research and development
Research and development expenses	44,193	28,777	17,407
Shipping and Handling
Shipping and handling costs
Cost of revenues	$ 69,855	$ 79,853	$ 68,451